Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
Beginning Balance at Dec. 31, 2016	$ 54	$ 25,998	$ (867)	$ (2,293)	$ (1,607)	$ 21,285
Beginning Balance, Shares at Dec. 31, 2016	19,261
Comprehensive income (loss)	$ 0	0	63	5,612	0	5,675
Dividend paid (Note 7c)	0	0	0	(6,173)	0	(6,173)
Employees share based compensation expenses	0	182	0	0	0	182
Exercise of options issued to employees from treasury shares	$ 0	0	0	0	53	53
Exercise of options issued to employees from treasury shares, Shares	46
Ending Balance at Dec. 31, 2017	$ 54	26,180	(804)	(2,854)	(1,554)	21,022
Ending Balance, Shares at Dec. 31, 2017	19,307
Comprehensive income (loss)	$ 0	0	(73)	5,134	0	5,061
Dividend paid (Note 7c)	0	0	0	(5,799)	0	(5,799)
Employees share based compensation expenses	0	224	0	0	0	224
Exercise of options issued to employees from treasury shares	$ 0	0	0	0	39	39
Exercise of options issued to employees from treasury shares, Shares	132
Cumulative effect of adoption of new accounting pronouncements	$ 0	0	0	435	0	435
Ending Balance at Dec. 31, 2018	$ 54	26,404	(877)	(3,084)	(1,515)	20,982
Ending Balance, Shares at Dec. 31, 2018	19,439
Comprehensive income (loss)	$ 0	0	(7)	5,065	0	5,058
Dividend paid (Note 7c)	0	0	0	(5,061)	0	(5,061)
Employees share based compensation expenses	0	200	0	0	0	200
Shares issued in respect of acquisition of a subsidiary from treasury shares (Note 1a)	$ 0	519	0	0	238	757
Shares issued in respect of acquisition of a subsidiary from treasury shares (Note 1a), Shares	349
Exercise of options issued to employees from treasury shares	$ 0	(73)	0	0	73	0
Exercise of options issued to employees from treasury shares, Shares	108
Ending Balance at Dec. 31, 2019	$ 54	$ 27,050	$ (884)	$ (3,080)	$ (1,204)	$ 21,936
Ending Balance, Shares at Dec. 31, 2019	19,896